UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:     $1,492,769
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1              Column 2   Column 3    Column 4       Column 5     Column 6  Column 7           Column 8
                                                                       SHRS OR
                                                                       SH/PUT/
        NAME OF ISSUER           TITLE OF                VALUE         PRN AMT     INVESTMENT  OTHER         VOTING AUTHORITY
                                  CLASS     CUSIP       (x$1000)       PRN CALL    DISCRETION MANAGERS   SOLE    SHARED    NONE
Akamai Technologies                Com     00971T101    $18,458    392,300     SH     Sole              392,300
Akamai Technologies                Com     00971T101     $5,510    117,100     SH     Sole                                 117,100
Alexion Pharmaceuticals, Inc.      Com     015351109     $6,815     84,600     SH     Sole               84,600
Alexion Pharmaceuticals, Inc.      Com     015351109     $2,078     25,800     SH     Sole                                  25,800
Altria Group, Inc.                 Com     02209S103     $6,590    263,600     SH     Sole              263,600
Altria Group, Inc.                 Com     02209S103     $2,050     82,000     SH     Sole                                  82,000
Amazon.com, Inc.                   Com     023135106    $44,834    249,075     SH     Sole              249,075
Amazon.com, Inc.                   Com     023135106    $13,104     72,800     SH     Sole                                  72,800
Ambev ADR                          ADR     20441W203    $14,142    455,750     SH     Sole              455,750
Ambev ADR                          ADR     20441W203     $3,097     99,810     SH     Sole                                  99,810
America Movil SA ADR               ADR     02364W105     $8,406    146,600     SH     Sole              146,400
America Movil SA ADR               ADR     02364W105     $1,846     32,200     SH     Sole                                  32,200
Amphenol Corp.                     Com     032095101     $8,714    165,050     SH     Sole              165,050
Amphenol Corp.                     Com     032095101     $3,833     72,600     SH     Sole                                  72,600
Apple Computer, Inc.               Com     037833100    $40,807    126,510     SH     Sole              126,510
Apple Computer, Inc.               Com     037833100    $12,902     40,000     SH     Sole                                  40,000
Avago Technologies Ltd.            Com     Y0486S104    $22,653    797,300     SH     Sole              797,300
Avago Technologies Ltd.            Com     Y0486S104     $7,722    271,770     SH     Sole                                 271,770
BAIDU.COM                          ADR     056752108    $19,953    206,700     SH     Sole              206,700
BAIDU.COM                          ADR     056752108     $4,276     44,300     SH     Sole                                  44,300
BallCorporation                    Com     058498106     $8,826    129,700     SH     Sole              129,700
BallCorporation                    Com     058498106     $3,607     53,000     SH     Sole                                  53,000
Banco Bradesco S.A. ADR            ADR     059460303     $6,535    317,000     SH     Sole              317,000
Banco Bradesco S.A. ADR            ADR     059460303     $1,470     71,300     SH     Sole                                  71,300
BanColombia SA ADR                 ADR     05968L102     $6,813    109,450     SH     Sole              109,450
BanColombia SA ADR                 ADR     05968L102     $1,376     22,100     SH     Sole                                  22,100
Barclays iPath MSCI India
Index ETN (INP)                    Pfd     06739F291     $1,677     21,600     SH     Sole               21,600
Cameron International Corp.        Com     13342B105    $21,312    420,100     SH     Sole              420,100
Cameron International Corp.        Com     13342B105     $8,142    160,500     SH     Sole                                 160,500
Canadian National Railway Co.
ADR                                Com     136375102     $4,819     72,500     SH     Sole               72,500
Canadian National Railway Co.
ADR                                Com     136375102     $2,061     31,000     SH     Sole                                  31,000
Caterpillar, Inc.                  Com     149123101    $30,664    327,400     SH     Sole              327,400
Caterpillar, Inc.                  Com     149123101     $7,352     78,500     SH     Sole                                  78,500
Central European Distribution      Com     153435102     $5,975    260,900     SH     Sole              260,900
Central European Distribution      Com     153435102     $1,335     58,300     SH     Sole                                  58,300
CF Industries Holdings, Inc.       Com     125269100    $21,259    157,300     SH     Sole              157,300
CF Industries Holdings, Inc.       Com     125269100     $6,649     49,200     SH     Sole                                  49,200
Chipotle Mexican Grill, Inc.       Com     169656105     $8,400     39,500     SH     Sole               39,500
Chipotle Mexican Grill, Inc.       Com     169656105     $2,616     12,300     SH     Sole                                  12,300
Cia Siderurgica Nacional ADR       ADR     20440W105       $433     26,000     SH     Sole               26,000
Cliffs Natural Resources, Inc.     Com     18683K101    $13,660    175,100     SH     Sole              175,100
Cliffs Natural Resources, Inc.     Com     18683K101     $3,846     49,300     SH     Sole                                  49,300
Coach, Inc.                        Com     189754104    $24,817    447,800     SH     Sole              447,800
Coach, Inc.                        Com     189754104     $8,035    145,000     SH     Sole                                 145,000
Cognizant Technology Solutions     Com     192446102    $42,889    585,200     SH     Sole              585,200
Cognizant Technology Solutions     Com     192446102    $13,141    179,300     SH     Sole                                 179,300
Cosan Limited                      Com     G25343107     $6,198    455,100     SH     Sole              455,100
Cosan Limited                      Com     G25343107     $1,380    101,300     SH     Sole                                 101,300
Costco Wholesale Corporation       Com     22160K105    $13,864    192,000     SH     Sole              192,000
Costco Wholesale Corporation       Com     22160K105     $4,188     58,000     SH     Sole                                  58,000
Credicorp Limited                  Com     G2519Y108     $7,123     59,900     SH     Sole               59,900
Credicorp Limited                  Com     G2519Y108     $1,593     13,400     SH     Sole                                  13,400
CSX Corp.                          Com     126408103     $5,020     77,700     SH     Sole               77,700
CSX Corp.                          Com     126408103     $2,319     35,900     SH     Sole                                  35,900
Cummins, Inc.                      Com     231021106    $32,365    294,200     SH     Sole              294,200
Cummins, Inc.                      Com     231021106     $9,923     90,200     SH     Sole                                  90,200
Deere & Co.                        Com     244199105    $20,566    246,600     SH     Sole              246,600
Deere & Co.                        Com     244199105     $6,931     83,100     SH     Sole                                  83,100
Estee Lauder Companies, Inc.       Com     518439104     $5,649     70,000     SH     Sole               70,000
Estee Lauder Companies, Inc.       Com     518439104     $1,856     23,000     SH     Sole                                  23,000
Express Scripts, Inc.              Com     302182100     $8,437    156,100     SH     Sole              156,100
Express Scripts, Inc.              Com     302182100     $3,708     68,600     SH     Sole                                  68,600
F5 Networks, Inc.                  Com     315616102     $9,241     71,000     SH     Sole               71,000
F5 Networks, Inc.                  Com     315616102     $3,358     25,800     SH     Sole                                  25,800
FMC Technologies, Inc.             Com     30249U101    $22,050    248,000     SH     Sole              248,000
FMC Technologies, Inc.             Com     30249U101     $7,593     85,400     SH     Sole                                  85,400
Freeport-McMoRan Copper & Gold     Com     35671D857    $27,116    225,800     SH     Sole              225,800
Freeport-McMoRan Copper & Gold     Com     35671D857     $9,139     76,100     SH     Sole                                  76,100
Goldcorp, Inc.                     Com     380956409     $6,373    138,600     SH     Sole              138,600
Goldcorp, Inc.                     Com     380956409    $20,829    453,000     SH     Sole                                 453,000
Goldman Sachs Group, Inc.          Com     38141G104     $3,784     22,500     SH     Sole               22,500
Google, Inc.                       Com     38259P508    $10,956     18,445     SH     Sole               18,445
Google, Inc.                       Com     38259P508     $4,211      7,090     SH     Sole                                   7,090
Hasbro, Inc.                       Com     418056107    $11,753    249,100     SH     Sole              249,100
Hasbro, Inc.                       Com     418056107     $3,812     80,800     SH     Sole                                  80,800
Icici Bank ADR                     ADR     45104G104    $29,842    589,300     SH     Sole              589,300
Icici Bank ADR                     ADR     45104G104     $5,327    105,200     SH     Sole                                 105,200
Illumina, Inc.                     Com     452327109    $13,384    211,300     SH     Sole              211,300
Illumina, Inc.                     Com     452327109     $4,149     65,500     SH     Sole                                  65,500
Infosys Technologies Ltd           ADR     456788108    $16,608    218,300     SH     Sole              218,300
Infosys Technologies Ltd           ADR     456788108     $3,043     40,000     SH     Sole                                  40,000
Intuit                             Com     461202103    $25,227    511,700     SH     Sole              511,700
Intuit                             Com     461202103     $7,853    159,300     SH     Sole                                 159,300
Itau Unibanco Holding SA ADR       ADR     465562106    $19,155    797,552     SH     Sole              797,552
Itau Unibanco Holding SA ADR       ADR     465562106     $3,143    130,850     SH     Sole                                 130,850
Joy Global, Inc.                   Com     481165108    $25,669    295,900     SH     Sole              295,900
Joy Global, Inc.                   Com     481165108     $9,143    105,400     SH     Sole                                 105,400
Mechel OAO ADR                     ADR     583840103    $13,148    449,800     SH     Sole              449,800
Mechel OAO ADR                     ADR     583840103     $2,949    100,900     SH     Sole                                 100,900
Monsanto Company                   Com     61166W101    $12,542    180,100     SH     Sole              180,100
Monsanto Company                   Com     61166W101     $4,652     66,800     SH     Sole                                  66,800
National Oilwell Varco, Inc.       Com     637071101    $29,825    443,500     SH     Sole              443,500
National Oilwell Varco, Inc.       Com     637071101    $10,088    150,000     SH     Sole                                 150,000
NetApp, Inc.                       Com     64110D104    $30,426    553,600     SH     Sole              553,600
NetApp, Inc.                       Com     64110D104    $10,371    188,700     SH     Sole                                 188,700
Nike, Inc. Class B                 Com     654106103    $32,186    376,800     SH     Sole              376,800
Nike, Inc. Class B                 Com     654106103     $9,618    112,600     SH     Sole                                 112,600
Oracle Corporation                 Com     68389X105     $9,121    291,400     SH     Sole              291,400
Oracle Corporation                 Com     68389X105     $3,130    100,000     SH     Sole                                 100,000
Peabody Energy Corp                Com     704549104    $22,169    346,500     SH     Sole              346,500
Peabody Energy Corp                Com     704549104     $7,121    111,300     SH     Sole                                 111,300
Petroleo Brasileiro ADR            ADR     71654V408    $17,225    452,400     SH     Sole              452,400
Petroleo Brasileiro ADR            ADR     71654V408     $3,891    102,200     SH     Sole                                 102,200
Pioneer Natural Resources Co.      Com     723787107     $6,451     74,300     SH     Sole               74,300
Precision Castparts Corp.          Com     740189105    $29,906    214,775     SH     Sole              214,775
Precision Castparts Corp.          Com     740189105     $9,218     66,200     SH     Sole                                  66,200
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105     $5,544     94,900     SH     Sole               94,900
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105     $1,139     19,500     SH     Sole                                  19,500
Salesforce.com, Inc.               Com     79466L302    $28,367    214,900     SH     Sole              214,900
Salesforce.com, Inc.               Com     79466L302     $8,197     62,100     SH     Sole                                  62,100
Schlumberger Ltd.                  Com     806857108    $21,313    254,600     SH     Sole              254,600
Schlumberger Ltd.                  Com     806857108     $7,534     90,000     SH     Sole                                  90,000
SPDR Gold Shares                   Com     78463V107     $3,052     22,000     SH     Sole               22,000
Starbucks Corporation              Com     855244109     $9,970    310,300     SH     Sole              310,300
Starbucks Corporation              Com     855244109     $3,313    103,100     SH     Sole                                 103,100
T Rowe Price Group Inc.            Com     74144T108     $4,066     63,000     SH     Sole               63,000
Tiffany & Co.                      Com     886547108     $8,134    130,100     SH     Sole              130,100
Tiffany & Co.                      Com     886547108     $3,664     58,600     SH     Sole                                  58,600
Union Pacific Corp.                Com     907818108    $26,113    280,650     SH     Sole              280,650
Union Pacific Corp.                Com     907818108     $7,750     83,300     SH     Sole                                  83,300
United Technologies Corp.          Com     913017109    $13,528    171,850     SH     Sole              171,850
United Technologies Corp.          Com     913017109     $4,164     52,900     SH     Sole                                  52,900
Vale SA SP ADR                     ADR     91912E105    $32,693    945,700     SH     Sole              945,700
Vale SA SP ADR                     ADR     91912E105     $6,281    181,700     SH     Sole                                 181,700
VanceInfo Technologies Inc.        ADR     921564100     $4,079    118,100     SH     Sole              118,100
VanceInfo Technologies Inc.        ADR     921564100       $895     25,900     SH     Sole                                  25,900
Vivo Participacoes SA ADR          ADR     92855S200       $358     11,000     SH     Sole               11,000
VMware, Inc.                       Com     928563402    $30,638    344,600     SH     Sole              344,600
VMware, Inc.                       Com     928563402     $8,749     98,400     SH     Sole                                  98,400
Wells Fargo Company                Com     949746101     $3,945    127,300     SH     Sole              127,300
Whole Foods Market, Inc.           Com     966837106     $4,685     92,600     SH     Sole               92,600
Whole Foods Market, Inc.           Com     966837106     $1,386     27,400     SH     Sole                                  27,400
Xilinx                             Com     983919101     $8,456    291,800     SH     Sole              291,800
Xilinx                             Com     983919101     $3,727    128,600     SH     Sole                                 128,600
Yum! Brands, Inc.                  Com     988498101    $21,577    439,900     SH     Sole              439,900
Yum! Brands, Inc.                  Com     988498101     $6,038    123,100     SH     Sole                                 123,100